Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	METROPOLITAN WEST FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 28, 2017
METROPOLITAN WEST ALPHA TRAK 500 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Metropolitan West AlphaTrak 500 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 505% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	505.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an enhanced S&P 500 Index fund that combines non-leveraged investments in the S&P 500 with a fixed-income portfolio. The Adviser actively manages the fixed-income portfolio in an effort to produce an investment return that, when combined with the Fund’s return on the S&P 500 Index futures, will exceed the total return of the S&P 500 Index. The Fund may also use S&P 500 swap contracts together or in lieu of the S&P index futures. The Fund is not designed for investors that are sensitive to taxable gains.

The Fund pursues its objective by investing, under normal circumstances, in S&P 500 Index futures contracts with a contractual or “notional” value substantially equal to the Fund’s total assets. The Fund will typically make margin deposits with futures commission merchants with a total value equal to approximately 4% to 5% of the notional value of the futures contracts and invest the rest of its assets in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations, mortgage-related issuers and governments. The portfolio duration is up to three years and the dollar-weighted average maturity is up to five years. At least 85% of the Fund’s fixed income investments will normally be rated at least investment grade or be unrated securities that are determined by the Adviser to be of similar quality. Up to 15% of the Fund’s fixed income investments may be invested in securities rated below investment grade.

		Investments typically include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, options, credit default swaps, private placements, defaulted debt securities and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Fund invests in the U.S. and abroad, including emerging markets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  Market Risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.
  Liquidity Risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance. Over recent years, there has been a dramatic decline in the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Recent changes in regulations such as the Volcker Rule may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility.
  Interest Rate Risk: the risk that debt securities will decline in value because of changes in interest rates.
  Prepayment Risk of Asset-Backed and Mortgage-Backed Securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
  Extension Risk of Asset-Backed and Mortgage-Backed Securities: the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.
  Asset-Backed and Mortgage-Backed Securities Investment Risk: the risk that the impairment of the value of the collateral underlying the security in which the Fund invests, such as non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.
  Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.
  Swap Agreements Risk: the risk of using swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.
  Foreign Securities Risk: the value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.
  Frequent Trading Risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception date of Class M shares is June 29, 1998. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 241-4671
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tcw.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	AlphaTrak 500 Fund – Class M Shares Annual Total Returns for Years Ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-Date Total Return of Class M Shares as of June 30, 2017: 8.93%

Highest:	29.87%	(quarter ended September 30, 2009)
Lowest:	-33.87%	(quarter ended December 31, 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
METROPOLITAN WEST ALPHA TRAK 500 FUND | M Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.46%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.47%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	805
5 Years	rr_ExpenseExampleYear05	1,542
10 Years	rr_ExpenseExampleYear10	$ 3,491
2007	rr_AnnualReturn2007	1.56%
2008	rr_AnnualReturn2008	(52.66%)
2009	rr_AnnualReturn2009	39.68%
2010	rr_AnnualReturn2010	31.91%
2011	rr_AnnualReturn2011	(0.29%)
2012	rr_AnnualReturn2012	21.41%
2013	rr_AnnualReturn2013	34.09%
2014	rr_AnnualReturn2014	13.89%
2015	rr_AnnualReturn2015	0.39%
2016	rr_AnnualReturn2016	20.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return of Class M Shares as of June 30, 2017:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.87%)
1 Year	rr_AverageAnnualReturnYear01	20.49%
5 Years	rr_AverageAnnualReturnYear05	17.53%
10 Years	rr_AverageAnnualReturnYear10	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 1998
METROPOLITAN WEST ALPHA TRAK 500 FUND | After Taxes on Distributions | M Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.33%
5 Years	rr_AverageAnnualReturnYear05	16.96%
10 Years	rr_AverageAnnualReturnYear10	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 1998
METROPOLITAN WEST ALPHA TRAK 500 FUND | After Taxes on Distributions and Sale of Fund Shares | M Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.54%
5 Years	rr_AverageAnnualReturnYear05	13.92%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 1998
METROPOLITAN WEST ALPHA TRAK 500 FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.64%
10 Years	rr_AverageAnnualReturnYear10	6.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%

[1]	The management fee paid to the Adviser (defined below) for providing services to the Fund consists of a basic fee at an annual rate of 0.35% of the Fund’s average net assets and a positive or negative performance adjustment of up to an annual rate of 0.35% (applied to the average assets for the rolling 3-month performance period), resulting in a total minimum fee of 0% and a total maximum fee of 0.70%. The average monthly management fee for the year ended March 31, 2017 was 0.46% (annual rate).
[2]	Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses including distribution expenses to limit the Fund’s total annual operating expenses to 0.90% (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation). The Adviser may recoup reduced fees and expenses within three years, subject to any applicable expense limitation at the time of recoupment. This contract will remain in place until July 31, 2018. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser. Assuming the amount of other expenses and fee reduction and/or expense reimbursement shown above, net expenses would have been 0.90% assuming the minimum management fee, 0.90% assuming the basic fee and 0.90% assuming the maximum management fee.